Shareholder Report, Holdings (Details) - C000222781	Mar. 31, 2026
Apple9253055
Holdings [Line Items]
Percent of Total Investments	5.10%
NVIDIA9253120
Holdings [Line Items]
Percent of Total Investments	4.90%
Microsoft9253106
Holdings [Line Items]
Percent of Total Investments	4.80%
Costco Wholesale9253075
Holdings [Line Items]
Percent of Total Investments	4.60%
Loews9253102
Holdings [Line Items]
Percent of Total Investments	4.60%
Lam Research9253098
Holdings [Line Items]
Percent of Total Investments	4.30%
KLA9253095
Holdings [Line Items]
Percent of Total Investments	4.30%
Amphenol9253052
Holdings [Line Items]
Percent of Total Investments	4.30%
Nordson9253118
Holdings [Line Items]
Percent of Total Investments	4.00%
Xylem9253157
Holdings [Line Items]
Percent of Total Investments	3.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%